Share-based Payments - Schedule of Number and Weighted Average Fair Value of Performance Shares (Detail) - Performance shares [member]	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of sharebased payment [line items]
Number of shares, opening balance | shares	204,000	253,000	129,000
Number of shares, granted | shares	115,000	62,000	196,000
Number of shares, vested | shares	(130,000)	(108,000)	(72,000)
Number of shares, forfeited | shares	(32,000)	(3,000)
Number of shares, ending balance | shares	157,000	204,000	253,000
Weighted average grant date value, opening balance | $	$ 33.45	$ 30.68	$ 26.07
Weighted average grant date value, granted | $	59.64	43.83	33.67
Weighted average grant date value, vested | $	40.79	33.18	30.58
Weighted average grant date value, forfeited | $	38.26	23.95
Weighted average grant date value, ending balance | $	$ 45.58	$ 33.45	$ 30.68